Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000710826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2013
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013